Personnel expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Salaries and variable compensation	$ 2,664	$ 2,948	$ 2,945	$ 5,612	$ 5,816
Financial advisor compensation	1,122	1,220	1,183	2,342	2,353
Contractors	80	83	98	163	196
Social security	218	285	241	503	508
Post-employment benefit plans	199	249	173	448	439
Other personnel expenses	139	135	132	274	260
Total personnel expenses	$ 4,422	$ 4,920	$ 4,772	$ 9,343	$ 9,573